Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,584,736	$ 109,324	$ 3,784,120	$ 5,561,596
Current service cost	139,168	4,245	126,956	141,458
Past service cost and gain (loss) on settlements	274	8	1,194	(100)
Net interest expense (income)	61,559	1,877	62,108	39,048
Other termination benefit cost			7,822
Recognized in profit or loss	201,001	6,130	198,080	180,406
Return on plan assets (excluding amounts included in net interest)	(437,258)	(13,335)	(9,327)	(324,510)
Changes in financial assumptions	(46,189)	(1,409)	391,077	(1,053,680)
Experience adjustments	249,911	7,622	(309,843)	217,658
Changes in demographic assumptions	(16,009)	(488)	(6,476)	(507)
Recognized in other comprehensive income	(249,545)	(7,610)	65,431	(1,161,039)
Contributions from the employer	(646,687)	(19,722)	(597,870)	(736,508)
Benefits paid from the pension fund	0	0	(5,402)	0
Benefits paid from the Group	(124,601)	(3,800)	(79,659)	(115,695)
Liabilities extinguished on settlement	(5,270)	(161)	(2,830)	(2,920)
Liabilities assumed in a business combination	158,053	4,820	204,975
Exchange differences on foreign plans	(48,100)	(1,467)	17,891	58,280
Ending balance	2,869,587	87,514	3,584,736	3,784,120
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,201,794	311,125	10,261,997	11,424,860
Current service cost	139,168	4,245	126,956	141,458
Past service cost and gain (loss) on settlements	274	8	1,194	(100)
Net interest expense (income)	205,562	6,269	236,102	118,489
Other termination benefit cost			7,822
Recognized in profit or loss	345,004	10,522	372,074	259,847
Return on plan assets (excluding amounts included in net interest)	0	0	0	0
Changes in financial assumptions	(46,189)	(1,409)	391,077	(1,053,680)
Experience adjustments	249,911	7,622	(309,843)	217,658
Changes in demographic assumptions	(16,009)	(488)	(6,476)	(507)
Recognized in other comprehensive income	187,713	5,725	74,758	(836,529)
Contributions from the employer	0	0	0	0
Benefits paid from the pension fund	(539,124)	(16,442)	(615,377)	(571,930)
Benefits paid from the Group	(124,601)	(3,800)	(79,659)	(115,695)
Liabilities extinguished on settlement	(5,836)	(178)	(2,830)	(2,920)
Liabilities assumed in a business combination	158,053	4,820	204,975
Exchange differences on foreign plans	(99,106)	(3,023)	(14,144)	104,364
Ending balance	10,123,897	308,749	10,201,794	10,261,997
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(6,617,058)	(201,801)	(6,477,877)	(5,863,264)
Current service cost	0	0	0	0
Past service cost and gain (loss) on settlements	0	0	0	0
Net interest expense (income)	(144,003)	(4,392)	(173,994)	(79,441)
Other termination benefit cost			0
Recognized in profit or loss	(144,003)	(4,392)	(173,994)	(79,441)
Return on plan assets (excluding amounts included in net interest)	(437,258)	(13,335)	(9,327)	(324,510)
Changes in financial assumptions	0	0	0	0
Experience adjustments	0	0	0	0
Changes in demographic assumptions	0	0	0	0
Recognized in other comprehensive income	(437,258)	(13,335)	(9,327)	(324,510)
Contributions from the employer	(646,687)	(19,722)	(597,870)	(736,508)
Benefits paid from the pension fund	539,124	16,442	609,975	571,930
Benefits paid from the Group	0	0	0	0
Liabilities extinguished on settlement	566	17	0	0
Liabilities assumed in a business combination	0	0	0
Exchange differences on foreign plans	51,006	1,556	32,035	(46,084)
Ending balance	$ (7,254,310)	$ (221,235)	$ (6,617,058)	$ (6,477,877)